ACCRUED EXPENSES AND OTHER LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Current:
Accrued payroll and welfare expenses	$ 1,818,166		$ 1,292,026
Tax payables	1,478,187		644,131
Temporary payables in relation to fund distribution services	300,324		119,033
Stamp duty, trading levy and trading fee payables	266,254		128,027
Accrued advertising and promotion fee	242,864		173,068
Payables to corporate clients in relation to Employee Stock Ownership Plan("ESOP") management services	154,469		259,287
Accrued processing and servicing costs	121,960		72,185
Dividend payable			2,151,038
Others	144,905		98,010
Total	4,527,129	$ 581,646	4,936,805
Non-current:
Deferred tax liabilities (Note 23)	20,856		4,882
Others	1,050		3,179
Total	$ 21,906	$ 2,816	$ 8,061